Shareholder Fees - Volumetric Fund - Volumetric Fund	Apr. 28, 2026
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)